Noncontrolling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of Ownership Units	The following table summarizes the stock ownership in the Company as of September 30, 2023:

	Shares of Common Stock	Ownership Percentage
Ownership of Class A Common Stock	13,799,230	9.99%
Ownership of Class V Common Stock	124,264,645	90.01%
Balance at end of period	138,063,875	100.00%
The following table summarizes the ownership of Units in the Company as of December 31, 2022:

	Common Stock	Ownership Percentage
Ownership of Class A Common Stock	2,984,212	2.32%
Ownership of Class V Common Stock	125,919,180	97.68%
Balance at end of period	128,903,392	100.00%